Fair value of financial instruments - Assets and liabilities held at fair value disaggregated by product type (Details) - Level 3 - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	£ 20,795	£ 16,048
Financial liabilities, at fair value	(7,469)	(6,496)
Corporate debt
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,677	1,205
Financial liabilities, at fair value	(49)	(21)
Reverse repurchase and repurchase agreements
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	37	13
Financial liabilities, at fair value	(434)	(172)
Non-asset backed loans
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	9,949	6,405
Financial liabilities, at fair value	0	0
Private equity investments
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,291	1,095
Financial liabilities, at fair value	(8)	(6)
Other
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	2,667	3,320
Financial liabilities, at fair value	(615)	(238)
Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	2,362	1,091
Financial liabilities, at fair value	(2,858)	(1,351)
Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,513	376
Financial liabilities, at fair value	(1,474)	(374)
Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	290	323
Financial liabilities, at fair value	(603)	(709)
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,009	2,220
Financial liabilities, at fair value	£ (1,428)	£ (3,625)